Financial instruments - financial and other risks - Schedule of Contractual Maturity for Secured and Unsecred Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 3,543,832	$ 3,807,930
Less than 1 month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	34,615	31,501
1-3 months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	109,849	93,139
3 months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	328,880	462,365
1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	1,158,802	1,187,553
3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	969,016	919,044
5 plus years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 942,670	$ 1,114,328